Income Taxes - Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Liability	$ (1,585)	$ (815)
Royalty interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Liability	(7,709)	(14,162)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Liability	5,675	12,504
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Liability	$ 449	$ 843